Condensed Financial Information of Parent Company (Tables) - Parent Company	12 Months Ended
Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Condensed Balance Sheets (Parent Company)

	2017	2016
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $238,948 and $0, respectively)	$236,946	$—
Investment in subsidiaries	17,810,226	—
Total investments	18,047,172	—
Cash and cash equivalents	325,528	1
Accrued investment income	945	—
Receivable from former affiliate	191,570	—
Current income tax recoverable	20,714	306
Other assets	8,205	15,870
Total assets	$18,594,134	$16,177
Liabilities and Stockholders’ Equity
Liabilities
Long-term and short-term debt	$3,702,071	$—
Payable to former affiliate	333,148	16,745
Deferred income tax liability	33,166	—
Other liabilities	10,083	—
Total liabilities	4,078,468	16,745
Stockholders’ Equity
Common stock, par value $0.01 per share; 1,000,000,000 and 100,000 shares authorized, respectively; 119,773,106 and 100,000 shares issued and outstanding, respectively	1,198	1
Additional paid-in capital	12,432,449	—
Retained earnings (deficit)	405,853	(569)
Accumulated other comprehensive income (loss)	1,676,166	—
Total stockholders’ equity	14,515,666	(568)
Total liabilities and stockholders’ equity	$18,594,134	$16,177
See accompanying notes to the condensed financial information.

Condensed Statements of Operations (Parent Company)

	2017	2016
Condensed Statements of Operations
Revenues
Equity in earnings (losses) of subsidiaries	$(565,979)	$—
Net investment income	5,573	—
Other revenues	221,834	—
Net investment gains (losses)	(237)	—
Net derivative gains (losses)	1,729	—
Total revenues	(337,080)	—
Expenses
Credit facility fees	16,014	875
Other expenses	75,921	—
Total expenses	91,935	875
Income (loss) before provision for income tax	(429,015)	(875)
Provision for income tax expense (benefit)	(50,897)	(306)
Net income (loss)	$(378,118)	$(569)
Comprehensive income (loss)	$33,000	$(569)

Condensed Statements of Cash Flows (Parent Company)

	2017	2016
Condensed Statements of Cash Flows
Cash flows from operating activities
Net income (loss)	$(378,118)	$(569)
Equity in (earnings) losses of subsidiaries	565,979	—
Distribution from subsidiary	50,000	—
Other, net	(252,310)	569
Net cash provided by (used in) operating activities	(14,449)	—
Cash flows from investing activities
Sales of fixed maturity securities	509,814	—
Purchases of fixed maturity securities	(748,972)	—
Capital contributions to subsidiaries	(1,300,000)	—
Net cash provided by (used in) investing activities	(1,539,158)	—
Cash flows from financing activities
Long-term and short-term debt issued	3,724,375	—
Debt issuance costs	(39,187)	—
Issuance of common stock	—	1
Distribution to MetLife, Inc.	(1,798,000)	—
Credit facility fees	(8,054)	—
Net cash provided by (used in) financing activities	1,879,134	1
Change in cash and cash equivalents	325,527	1
Cash and cash equivalents, beginning of period	1	—
Cash and cash equivalents, end of period	$325,528	$1

Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest	$67,135	$—
Income tax:
Cash received from MetLife, Inc. for income tax	$(40)	$—
Income tax paid by Brighthouse Financial, Inc.	888	—
Net cash paid (received) for income tax	$848	$—
See accompanying notes to the condensed financial information.

Schedule of Long-term and Short-term Debt (Parent Company)
Long-term and short-term debt outstanding was as follows:

			December 31,
	Interest Rate	Maturity	2017	2016
			(In millions)
Senior notes — unaffiliated (1)	3.70%	2027	$1,489	$—
Senior notes — unaffiliated (1)	4.70%	2047	1,477	—
Term loan — unaffiliated	LIBOR plus 1.5%	2019	600	—
Total long-term debt			3,566	—
Short-term intercompany loans			136	—
Total long-term and short-term debt			$3,702	$—

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(1)	Includes unamortized debt issuance costs and debt discount totaling $34 million for the senior notes due 2027 and 2047 on a combined basis at December 31, 2017.